UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DAVID GRAUL
Address: 2071 CHAIN BRIDGE ROAD

         VIENNA, VA 22182

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     CATHERINE HOUSER
Title:    VP & TOM
Phone:    304-424-8751
Signature, Place, and Date of Signing:

    DAVID GRAUL  VIENNA, VA    JULY 01, 2004


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Entry Total:         $7,359



List of Other Included Managers:

NONE


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
                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --- ---  --- ---- ------- ------------- ------- --------- ------
AMERICAN TOWER SYS CORP        COM              029912201     1639   107847 SH       SOLE                   107847
BANK AMERICA CORP              COM              060505104      208     2465 SH       SOLE                     2465
BANK AMERICA CORP              COM              060505104       10      124 SH       DEFINED                   124
BOEING COMPANY                 COM              097023105      219     4300 SH       SOLE                     4300
CISCO SYSTEMS INC              COM              17275R102      251    10623 SH       SOLE                    10623
CISCO SYSTEMS INC              COM              17275R102       25     1060 SH       DEFINED                  1060
CITIGROUP INC   COMMON         COM              172967101      206     4435 SH       SOLE                     4435
CITIGROUP INC   COMMON         COM              172967101        4      105 SH       DEFINED                   105
EXXON MOBIL CORP               COM              30231G102      350     7894 SH       SOLE                     7894
EXXON MOBIL CORP               COM              30231G102       48     1086 SH       DEFINED                  1086
GENERAL ELECTRIC CO    COMMON  COM              369604103      860    26567 SH       SOLE                    26567
GENERAL ELECTRIC CO    COMMON  COM              369604103       18      575 SH       DEFINED                   575
JOHNSON & JOHNSON      COMMON  COM              478160104      200     3605 SH       SOLE                     3605
JOHNSON & JOHNSON      COMMON  COM              478160104       51      924 SH       DEFINED                   924
MERCK & CO INC      COMMON     COM              589331107      212     4470 SH       SOLE                     4470
MERCK & CO INC      COMMON     COM              589331107        3       75 SH       DEFINED                    75
MICROSOFT CORP       COMMON    COM              594918104      261     9170 SH       SOLE                     9170
MICROSOFT CORP       COMMON    COM              594918104       47     1668 SH       DEFINED                  1668
S&P MID CAP 400 DEP RECPTS UIT COM              595635103      659     5937 SH       SOLE                     5937
S&P MID CAP 400 DEP RECPTS UIT COM              595635103       94      850 SH       DEFINED                   850
PEPSICO INC       COMMON       COM              713448108      197     3665 SH       SOLE                     3665
PEPSICO INC       COMMON       COM              713448108       57     1074 SH       DEFINED                  1074
PROCTER & GAMBLE CO     COMMON COM              742718109      292     5364 SH       SOLE                     5364
PROCTER & GAMBLE CO     COMMON COM              742718109       24      450 SH       DEFINED                   450
UNITED BANKSHARES INC    COMMO COM              909907107     1210    37233 SH       SOLE                    37233
WAL MART STORES INC     COMMON COM              931142103      204     3873 SH       SOLE                     3873
WAL MART STORES INC     COMMON COM              931142103       10      200 SH       DEFINED                   200